Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, including insurance contracts	$ 787,074	$ 783,323
Assets at Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	783,626	521,638
Commingled Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	257,966
Insurance Company General Account Contracts (Member]
Defined Benefit Plan Disclosure [Line Items]
Contract value of insurance contracts	3,448	3,719
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,922	364,610
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Agriculture [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	7,230
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Capital Equipment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	549
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Chemicals/Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	3,402
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Consumer Goods [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	42,256
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Energy and Mining [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	11,395
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Finance/Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	30,849
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	39,059
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	30,099
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	12,708
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Telecommunications/Internet/Media [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	26,653
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	9,312
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	5,159
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,922	111,468
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Government Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	34,478
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Futures Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	(7)
Level 2 - Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	758,704	157,028
Level 2 - Significant Other Observable Inputs [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	31,917
Level 2 - Significant Other Observable Inputs [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	2,007
Level 2 - Significant Other Observable Inputs [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	299,808	0
Level 2 - Significant Other Observable Inputs [Member] | Large and Medium Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	125,253	0
Level 2 - Significant Other Observable Inputs [Member] | Small Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,763	0
Level 2 - Significant Other Observable Inputs [Member] | Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	46,733	0
Level 2 - Significant Other Observable Inputs [Member] | U S Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	166,152	0
Level 2 - Significant Other Observable Inputs [Member] | US Debt Market Long Duration [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79,781	0
Level 2 - Significant Other Observable Inputs [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,937	0
Level 2 - Significant Other Observable Inputs [Member] | Pooled Funds and Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,105	15,604
Level 2 - Significant Other Observable Inputs [Member] | Government Fixed Income and Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	172	51,046
Level 2 - Significant Other Observable Inputs [Member] | Asset-Backed and Mortgage-Backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	24,243
Level 2 - Significant Other Observable Inputs [Member] | Banking [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	21,478
Level 2 - Significant Other Observable Inputs [Member] | Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	5,042
Level 2 - Significant Other Observable Inputs [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	3,940
Level 2 - Significant Other Observable Inputs [Member] | State and Local Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	978
Level 2 - Significant Other Observable Inputs [Member] | Preferred Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	571
Level 2 - Significant Other Observable Inputs [Member] | Convertible Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	202
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	738,962	736,880	$ 754,796
Fair value of plan assets, including insurance contracts	738,962	739,684
Qualified Retirement Plan [Member] | Assets at Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	735,514	485,454
Qualified Retirement Plan [Member] | Commingled Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	250,511
Qualified Retirement Plan [Member] | Insurance Company General Account Contracts (Member]
Defined Benefit Plan Disclosure [Line Items]
Contract value of insurance contracts	3,448	3,719
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	333,310
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Agriculture [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	7,021
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Capital Equipment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	533
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Chemicals/Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	3,304
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Consumer Goods [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	41,035
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Energy and Mining [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	11,066
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Finance/Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	29,957
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	37,930
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	29,229
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	12,341
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Telecommunications/Internet/Media [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	25,883
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	9,043
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	5,010
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	87,483
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Government Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	33,482
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Futures Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	(7)
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	735,514	152,144
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	30,995
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1,949
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	290,668	0
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Large and Medium Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	121,434	0
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Small Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,947	0
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45,309	0
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | U S Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	161,086	0
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | US Debt Market Long Duration [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77,349	0
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,665	0
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Pooled Funds and Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,889	14,808
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Government Fixed Income and Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	167	49,571
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Asset-Backed and Mortgage-Backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	23,542
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Banking [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	20,857
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	4,896
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	3,826
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | State and Local Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	950
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Preferred Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	554
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Convertible Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	196
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48,113	43,584	$ 44,892
Fair value of plan assets, including insurance contracts	48,112	43,639
PBOP [Member] | Assets at Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48,112	36,184
PBOP [Member] | Commingled Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	7,455
PBOP [Member] | Insurance Company General Account Contracts (Member]
Defined Benefit Plan Disclosure [Line Items]
Contract value of insurance contracts	0	0
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,922	31,300
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Agriculture [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	209
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Capital Equipment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	16
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Chemicals/Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	98
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Consumer Goods [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1,221
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Energy and Mining [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	329
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Finance/Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	892
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1,129
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	870
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	367
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Telecommunications/Internet/Media [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	770
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	269
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	149
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,922	23,985
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Government Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	996
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Futures Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,190	4,884
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	922
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	58
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,140	0
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Large and Medium Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,819	0
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Small Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	816	0
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,424	0
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | U S Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,066	0
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | US Debt Market Long Duration [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,432	0
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	272	0
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Pooled Funds and Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	216	796
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Government Fixed Income and Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5	1,475
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Asset-Backed and Mortgage-Backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	701
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Banking [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	621
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	146
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	114
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | State and Local Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	28
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Preferred Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	17
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Convertible Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 6